CAPITAL STOCK TRANSACTIONS (Common Stock) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2013	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock	6,900,000	1,400,000	9,000,000	8,625,000	11,700,000			8,625,000	6,900,000
Proceeds from issuance of common stock	$ 122,200	$ 21,200	$ 141,300	$ 106,246	$ 123,100		$ 106,200		$ 71,700
Issued common stock to institutional investor (in shares)					4,400,000
Common stock issue price per share					$ 10.70
Common stock market price per share					$ 12.20
Contractual rights additional common stock issued (in shares)					400,000
Non-cash preferred dividend					$ 600